GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (52,466)	$ 372,602	$ 874,855	$ 1,706,729	$ 4,344,532	$ 2,381,405
Ney cash used in operating activities			$ 645,831	$ 1,124,630	$ 2,036,911	$ 1,106,374